CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, $ in Millions		Equity attributable to Controlling Company ARS ($)		Outstanding shares, Capital nominal value ARS ($)		Treasury shares, Capital nominal value ARS ($)		Treasury shares, Inflation adjustment ARS ($)	Treasury shares acquisition cost ARS ($)		Contributed Surplus ARS ($)	Legal reserve ARS ($)	Special reserve for IFRS implementation ARS ($)	Voluntary reserve for capital investments ARS ($)	Facultative ARS ($)	[2]	Voluntary reserve for future dividends payments ARS ($)		Other comprehensive results ARS ($)	Other deferred ARS ($)	Retained earnings ARS ($)	Equity attributable to non-controlling interest ARS ($)	USD ($)	ARS ($)
Balances as of at Dec. 31, 2016		$ 82,893		$ 1,200	[1]			$ 6,169				$ 153	$ 164		$ 17,993				$ (1,912)	$ 24	$ 59,102	$ 1,215		$ 84,108
Legal and facultative reserve	[3]											534			5,980						(6,514)
Dividends	[3]	(4,260)																			(4,260)			(4,260)
Dividends to non-controlling shareholders																						(10)		(10)
Facultative reserve partial reversal	[4]	(9,263)													(9,263)									(9,263)
Comprehensive income:
Net (loss) income for the year		14,969																			14,969	198		15,167
Other comprehensive income (loss)		(986)																	(986)			(102)		(1,088)
Total comprehensive (loss) / income for the year		13,983																	(986)		14,969	96		14,079
Balances as of at Dec. 31, 2017		83,353		1,200	[1]			6,169				687	164		14,710				(2,898)	24	63,297	1,301		84,654
Incorporation of the Net Equity of the acquiree		102,520		969	[1]	$ 15	[1],[5]	61,689	$ (2,761)	[5]		2,798	1,337	$ 5,077			$ 34,481		(486)	(8)	(591)	1,801		104,321
Retained earnings adjustment		36																			36	(32)		4
Merger effect		196,303		(15)	[1]			(77)			$ 195,901								486	8		1,243		197,546
Call option reserve	[6]	(203)																		(203)				(203)
Facultative reserve	[7]														2,722		4,124				(6,846)
Dividends	[8]	(44,340)															(21,709)				(22,631)			(44,340)
Dividends to non-controlling shareholders																						(280)		(280)
Increase in CV Berazategui shareholding		(368)																		(368)		(8)		(376)
Comprehensive income:
Net (loss) income for the year		8,145																			8,145	371		8,516
Other comprehensive income (loss)		1,740																	1,740			568		2,308
Total comprehensive (loss) / income for the year		9,885																	1,740		8,145	939		10,824
Balances as of at Dec. 31, 2018		347,186		2,154	[1],[9]	15	[1],[5],[9]	67,781	(2,761)	[5]	195,901	3,485	1,501	5,077	17,432		16,896		(1,158)	(547)	41,410	4,964		352,150
Reserve constitution	[10]											409			22,644		9,691				(32,744)
Dividends	[10],[11]	(17,000)															(8,334)				(8,666)			(17,000)
Dividends to non-controlling shareholders	[12]																					(262)		(262)
Capital reduction						$ (15)	[9]	(954)	$ 2,761												(1,792)
Irrevocable Call and Put Option on the shares of AVC Continente Audiovisual	[13]	(114)																		(114)				(114)
Increase in Tuves shareholding	[14]	34																		34		(94)		(60)
Dividends		(18,806)	[11],[15],[16]												(2,116)	[11],[15],[16]	(16,690)	[11],[15],[16]					$ (300)	(18,806)	[11],[15],[16]
Adesol dividends		(24)																		(24)				(24)
Comprehensive income:
Net (loss) income for the year		(4,396)																			(4,396)	508		(3,888)
Other comprehensive income (loss)		(1,802)																	(1,802)			(348)		(2,150)
Total comprehensive (loss) / income for the year		(6,198)																	(1,802)		(4,396)	160		(6,038)
Balances as of at Dec. 31, 2019		$ 305,078		$ 2,154	[9]			$ 66,827			$ 195,901	$ 3,894	$ 1,501	$ 5,077	$ 37,960		$ 1,563		$ (2,960)	$ (651)	$ (6,188)	$ 4,768		$ 309,846

[1]	As of December 31, 2017 and 2018 total shares, were issued and fully paid. As of December 31, 2018, 15,221,373 were treasury shares. See Note 22 to these consolidated financial statements.
[2]	Corresponds to the Facultative Reserve to maintain the capital investments level and the current level of solvency.
[3]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of Cablevisión held on March 30, 2017.
[4]	For future dividends payments approved by the General Extraordinary Shareholders’ Meeting of Cablevisión held on December 18, 2017.
[5]	As of December 31, 2018, corresponds to 15,221,373 shares of $1 argentine peso of nominal value each, equivalent to 0.70% of total capital. See Note 22 to these consolidated financial statements.
[6]	Call option reserve of non-controlling interest.
[7]	As approved by the General Ordinary Shareholders’ Meeting held on April 25, 2018.
[8]	As approved by the Company’s Board of Directors on January 31, 2018.Total dividends distributed were equivalent to $20.58 pesos per share.
[9]	As of December 31, 2019 total shares, were issued and fully paid.
[10]	As approved by the Ordinary and Extraordinary Shareholders’ Meeting of the Company held on April 24, 2019.
[11]	Total dividends distributed for the year ended on December 31, 2019 were equivalent to $16.63 pesos per share.
[12]	Correspond to non-controlling shareholders of Núcleo.
[13]	See Note 3.d.1.b) to these consolidated financial statements.
[14]	See Note 3.d.1.a) to these consolidated financial statements.
[15]	As approved by the General Ordinary Shareholders’ Meeting of the Company held on October 10, 2019.
[16]	Equivalent to US$300 million paid in cash US dollars (freely available).